Pensions and Other Post-employment Benefits	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Pensions and Other Post-employment Benefits
Pensions and Other Post-employment Benefits
The Company currently provides defined contribution pension plans for all qualified employees and two other post-employment benefit plans to its retirees. The other post-employment benefit plans provide certain retired employees with health care and dental benefits. The Company also maintains two defined benefit pension plans, which are closed to new entrants. The defined benefit pension plans provide pension benefits to certain employees based on years of service and final average earnings. The amount and timing of funding of these plans is subject to the funding policy as approved by the Board of Directors.
The measurement date of all plan assets and the accrued benefit obligations was December 31, 2017. The Company is required to file an actuarial valuation of its defined benefit pension with the provincial or state regulator at least every three years. The most recent actuarial valuation was December 31, 2016 for the Canadian defined benefit plan. The most recent actuarial valuation was December 31, 2014 for the Canadian Other Post-employment benefit plan. The most recent actuarial valuation of the U.S. Other Post-employment benefit plan was December 31, 2015.
Defined Contribution Pension Plan
During the year ended December 31, 2017, the Company recognized a $46 million expense (2016 – $46 million) for the defined contribution plan and the two U.S. 401(k) plans in net earnings.
Defined Benefit Pension Plan (“DB Pension Plan”) and Other Post-employment Benefit Plans (“OPEB Plans”)

Defined Benefit Obligation	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Beginning of year	178	177	213	180
Current service cost	1	1	15	13
Interest cost	4	6	8	7
Benefits paid	(9)	(11)	(4)	(3)
Settlements	(140)	—	—	—
Increase due to business combinations(1)	34	—	—	—
Remeasurements
Actuarial (gain) loss – experience	3	(1)	—	(1)
Actuarial loss – financial assumptions	5	6	12	17
End of year	76	178	244	213

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017. Please refer to Note 9 for business combination.

Fair Value of Plan Assets	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Beginning of year	183	181	—	—
Contributions by employer	6	2	—	—
Benefits paid	(9)	(11)	—	—
Interest income	4	6	—	—
Return on plan assets greater than discount rate	4	5	—	—
Settlements	(148)	—	—	—
Increase due to business combinations(1)	27	—	—	—
End of year	67	183	—	—

(1)	The Superior Refinery DB pension plan was transferred from Calumet GP. LLC to Husky Energy Inc. effective November 2017. Please refer to Note 9 for business combination.

Funded status	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Net asset (liability)	(9)	5	(244)	(213)

The Company has accrued the total net liability for the DB Pension Plan and the OPEB Plans in the consolidated balance sheets in other long-term liabilities.
On July 27, 2017, the Company completed a series of transactions related to the Canadian DB Pension Plan. The most recent actuarial valuation at the transaction date was at December 31, 2016. Defined benefit assets and accrued obligations were remeasured immediately prior to the transactions. DB Pension Plan assets of $148 million, including a one-time cash contribution by the Company of $5 million, were used to settle $140 million of the defined benefit obligation related to the inactive plan members. This resulted in the Company recognizing a $8 million loss on settlement in Other – net expense.
As part of a risk management strategy the Company also purchased a $48 million annuity to offset the related $42 million defined benefit obligation for the active plan members. This resulted in a $3 million actuarial loss (net of tax of $1 million) on plan assets recorded in other comprehensive income.
The Company will continue to accrue service costs for the active plan members and the contribution to the plan for the next annual reporting period.
In November 2017, the Company also acquired a small defined benefit pension plan for the employees of the Superior Refinery which is closed to new entrants.
The composition of the DB Pension Plan assets at December 31, 2017 and 2016 was as follows:

DB Pension Plan Assets
(percent)	Target allocation range	2017	2016
Money market type funds	—	0.2	0.6
Equity securities	—	—	43.8
Debt securities	100	99.8	55.6

The following table summarizes amounts recognized in net earnings and OCI for the DB Pension Plan and the OPEB Plans for the years ended December 31, 2017 and 2016:

	DB Pension Plan		OPEB Plans
($ millions)	2017	2016	2017	2016
Amounts recognized in net earnings
Current service cost	1	1	15	13
Past service cost	1	—	—	—
Net Interest cost	—	—	8	7
Settlement loss	8	—	—	—
Benefit cost	10	1	23	20
Remeasurements
Actuarial (gain) loss due to liability experience	3	(1)	—	(1)
Actuarial loss due to liability assumption changes	5	6	12	17
Gain on plan assets	(4)	(5)	—	—
Remeasurement effects recognized in OCI	4	—	12	16

The following long-term assumptions were used to estimate the value of the defined benefit obligations, the plan assets and the OPEB Plans:

Assumptions	DB Pension Plan		OPEB Plans
(percent)	2017	2016	2017	2016
Discount rate for benefit expense and obligation	3.4 - 3.5	3.5 - 3.8	3.4 - 3.9	3.7 - 4.1
Rate of compensation expense	3.5	3.5	N/A	N/A

The average health care cost trend rate used for the benefit expense for the Canadian OPEB Plan was 7.0 percent for 2017, grading 0.5 percent per year for 4 years to 5.0 percent in 2021 and thereafter. The average health care cost trend rate used for the obligation related to the Canadian OPEB Plan was 6.5 percent for 2017, grading 0.4 percent per year for 4 years to 5.0 percent in 2021 and thereafter.
The average health care cost trend rate used for the benefit expense for the U.S. OPEB Plan was 6.5 percent for 2017, grading 0.30 percent per year for 5 years to 5.0 percent per year in 2022 and thereafter. The average health care cost trend rate used for the obligation related to the U.S. OPEB Plan was 6.0 percent for 2017, grading 0.20 percent per year for 5 years to 5.0 percent in 2022 and thereafter.
The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumption is shown below:

Sensitivity Analysis	DB Pension Plan		OPEB Plans
($ millions)	1% increase	1% decrease	1% increase	1% decrease
Discount rate	(9)	11	(41)	47
Health care cost trend rate	N/A	N/A	47	(36)